RELATED PARTIES - Expenses Related to Management Members (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Short-term benefits (i)	R$ 66.7	R$ 74.2	R$ 68.3
Share-based payments (ii)	80.7	66.0	65.3
Total key management remuneration	R$ 147.4	R$ 140.2	R$ 133.6